Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table compares set forth information concerning the compensation of our NEOs and our financial performance for the fiscal years ended December 31, 2022, 2021 and 2020.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	GAAP Net Income/ (Loss) (in thousands)(5)	Adjusted EBITDA (in thousands)
2022	$4,379,566	$3,487,989	$2,286,038	$1,986,433	70.86	72.82	$166,060	$126,744
2021	$5,598,935	$6,833,084	$2,789,695	$3,521,667	66.39	87.43	$(43,355)	$67,779
2020	$2,977,427	$2,299,988	$1,577,513	$1,209,894	57.44	76.82	$(187,766)	$(10,857)

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Summary Compensation Table (“SCT”) Total for PEO reflects the compensation amounts reported in the SCT for Mr. Jay
    H. Shah, our CEO, for each respective year presented. Average Summary Compensation Table Total for Non-PEO NEOs
    reflects the average compensation amounts reported in the SCT for Mr. Hasu P. Shah, our Chairman of the Board of
    Trustees; Mr. Neil H. Shah, our President and COO; Mr. Ashish R. Parikh, our CFO; and Mr. Michael R. Gillespie, our
	CAO, for each respective year presented.
PEO Total Compensation Amount	$ 4,379,566	$ 5,598,935	$ 2,977,427
PEO Actually Paid Compensation Amount	$ 3,487,989	6,833,084	2,299,988
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid (“CAP”) to our CEO and the average CAP to Non-PEO NEOs is computed in accordance with
SEC and is reconciled to the SCT as follows:

	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total	$4,379,566	$5,598,935	$2,977,427	$2,286,038	$2,789,695	$1,577,513

Deduction for Stock Awards reported in Summary Compensation Table	(3,553,943)	(4,798,312)	(2,508,054)	(1,752,137)	(2,288,919)	(1,170,716)

Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	3,024,051	5,738,173	2,751,308	1,522,227	2,729,689	1,156,246

Fair value as of the vesting date for any equity awards granted and vested within the respective year	190,626	266,682	549,723	190,467	209,572	333,429
Year over year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding at the end of the year	(389,811)	(191,550)	(84,358)	(183,504)	(13,813)	(38,624)
Change in fair value from prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	411,873	(1,024,501)	(2,234)	184,432	(478,474)
Reduction for the fair value of as of the end of the prior year for any equity awards granted during that prior year that failed to vest during the respective year	(194,407)	(192,717)	(361,557)	(89,615)	(88,989)	(169,480)
Value of dividends paid on equity awards prior to vesting date not reported in other compensation amounts	31,907	—	—	15,191	—	—

	$3,487,989	$6,833,084	$2,299,988	$1,986,433	$3,521,667	$1,209,894

Non-PEO NEO Average Total Compensation Amount	$ 2,286,038	2,789,695	1,577,513
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,986,433	3,521,667	1,209,894
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid (“CAP”) to our CEO and the average CAP to Non-PEO NEOs is computed in accordance with
SEC and is reconciled to the SCT as follows:

	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020

Summary Compensation Table Total	$4,379,566	$5,598,935	$2,977,427	$2,286,038	$2,789,695	$1,577,513

Deduction for Stock Awards reported in Summary Compensation Table	(3,553,943)	(4,798,312)	(2,508,054)	(1,752,137)	(2,288,919)	(1,170,716)

Year-end fair value of any equity awards granted during the respective year that remain outstanding and unvested at the end of the year	3,024,051	5,738,173	2,751,308	1,522,227	2,729,689	1,156,246

Fair value as of the vesting date for any equity awards granted and vested within the respective year	190,626	266,682	549,723	190,467	209,572	333,429
Year over year change in fair value as of the respective year-end for equity awards granted in a prior year that remain outstanding at the end of the year	(389,811)	(191,550)	(84,358)	(183,504)	(13,813)	(38,624)
Change in fair value from prior year-end to the vesting date for equity awards granted in a prior year that vested during the respective year	—	411,873	(1,024,501)	(2,234)	184,432	(478,474)
Reduction for the fair value of as of the end of the prior year for any equity awards granted during that prior year that failed to vest during the respective year	(194,407)	(192,717)	(361,557)	(89,615)	(88,989)	(169,480)
Value of dividends paid on equity awards prior to vesting date not reported in other compensation amounts	31,907	—	—	15,191	—	—

	$3,487,989	$6,833,084	$2,299,988	$1,986,433	$3,521,667	$1,209,894

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The graphs below illustrate the relationship between our TSR , our Peer Group TSR, SCT Total Compensation, and CAP for our PEO and for our average non-PEO NEOs.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The graphs below illustrate the relationship between adjusted EBITDA, SCT Total Compensation, and CAP for our PEO and for our average non-PEO NEOs.
Total Shareholder Return Vs Peer Group [Text Block]	The graphs below illustrate the relationship between our TSR , our Peer Group TSR, SCT Total Compensation, and CAP for our PEO and for our average non-PEO NEOs.
Total Shareholder Return Amount	$ 70.86	66.39	57.44
Peer Group Total Shareholder Return Amount	72.82	87.43	76.82
Net Income (Loss)	$ 166,060,000	$ (43,355,000)	$ (187,766,000)
Company Selected Measure Amount	126,744,000	67,779,000	(10,857,000)
PEO Name	Mr. Jay H. Shah
Additional 402(v) Disclosure [Text Block]	Represents the cumulative TSR of the Company for an initial investment of $100 on December 31, 2019 through and including the end date of the fiscal year presented.
(4)     Represents the cumulative TSR of the Company’s 2022 Peer Group as described in “Compensation Discussion and
    Analysis – Process for Determining Executive Compensation” for an initial investment of $100 on December 31, 2019 through and including the end date of the fiscal year presented.
(5)    Net Income as reported in the Consolidated Statements of Operations in the Company’s Annual Report on Form 10-K
    for each fiscal year presented.
(6)     The Company’s adjusted EBITDA, which is the Company-Selected measure, as calculated for the purpose of our 2022
    STIP.

PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,553,943)	$ (4,798,312)	$ (2,508,054)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,024,051	5,738,173	2,751,308
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	190,626	266,682	549,723
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(389,811)	(191,550)	(84,358)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	411,873	(1,024,501)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(194,407)	(192,717)	(361,557)
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	31,907	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,752,137)	(2,288,919)	(1,170,716)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,522,227	2,729,689	1,156,246
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	190,467	209,572	333,429
Non-NEOs [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(183,504)	(13,813)	(38,624)
Non-NEOs [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(2,234)	184,432	(478,474)
Non-NEOs [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(89,615)	(88,989)	(169,480)
Non-NEOs [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 15,191	$ 0	$ 0